(Loss)/Earnings Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Share

	Years Ended December 31,
	2018	2019	2020
Numerator
Net (loss)/income a ttributable to the shareholders of the Company	(169,686)	31,604	80,819
Denominator
Weighted average number of ordinary shares – basic and diluted	67,914,968	70,488,700	70,488,700
Net (loss)/earnings per ordinary share – basic and diluted	RMB(2.50)	RMB0.45	RMB1.15